---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: October 31, 2006

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                                                      hours per response: 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number        811-098150
                                    --------------------------------------------

                               THE ARBITRAGE FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        650 Fifth Avenue, 5th Floor         New York, New York  10019
--------------------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)


                                 John S. Orrico


Water Island Capital, LLC 650 Fifth Avenue, 6th Floor  New York, New York  10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (212) 259-2655
                                                    ---------------------

Date of fiscal year end:         May 31, 2004
                           -------------------------

Date of reporting period:        May 31, 2004
                           -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                        A SERIES OF THE ARBITRAGE FUNDS

                                650 Fifth Avenue
                            New York, New York 10019









                                 ANNUAL REPORT
                                  MAY 31, 2004













         INVESTMENT ADVISER                       ADMINISTRATOR
         ------------------                       -------------
     WATER ISLAND CAPITAL, LLC              ULTIMUS FUND SOLUTIONS, LLC
         650 Fifth Avenue                        P.O. Box 46707
            6th Floor                       Cincinnati, Ohio  45246-0707
      New York, New York 10019                     1.800.295.4485

                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                           Water Island Capital, LLC
                         650 Fifth Avenue, fifth avenue
                            New York, New York 10019
                                    _______
                      TEL: 212.259.2656 FAX: 212.259.2698

July 2004


Dear Shareholder,

As the Arbitrage Fund caps its fourth full year of operations, we are proud of the record we have built. From inception (September 17, 2000) through the end of the fiscal year May 31, the Fund has produced an average annualized return of 8.77%, net of all fees and expenses, compared with a negative annualized return of -5.54% for the S&P 500 during the same period. For the one year period ended May 31, the Fund has generated a return of 6.66%, also net of all fees and expenses, compared to a return of 18.33% for the S&P 500 during the same period.

An investor should expect this type of divergence in performance between the Fund and an overall market indicator, like the S&P 500. The Fund is not designed to track the performance of the overall market - rather it is designed to provide an investor with a unique opportunity to diversify his portfolio. Investors should expect the Fund to trail the overall market during a general upturn while providing an opportunity for positive performance during a general downswing in the market.

This year's performance was positively impacted by the improving mergers and acquisitions (M&A) climate, fueled in part by an improving economy. A handful of deals experiencing regulatory difficulties, such as the acquisition of Wellpoint Health Networks by Anthem, or terminated transactions, such as Lockheed Martin's proposed acquisition of Titan Corporation, slowed our otherwise positive performance. In particular, the confluence of several of these events during the last quarter of the Fund's fiscal year, primarily in April, created a significant drag on returns. We view these events, however, as a bump on the road to another positive year.

The past year's results are, in large part, due to the portfolio being well positioned to take advantage of an increasingly solid mergers and acquisitions environment. If the economic growth we've witnessed over the past year continues to broaden, we expect deal activity to improve as well, providing us with ample investment opportunities. Likewise, we expect return opportunities to improve as interest rates move higher.

This year we added both a senior trader and a senior analyst to our team. These additions will further enhance our skill set, as we seek greater investment and diversification opportunities in both the US and global markets. As you are no doubt aware, the closing of the Fund to new investors this year was, likewise, part of our effort to generate maximum returns within our strategy.

A few additional facts about the portfolio may be of interest. As of May 31 the Fund had assets under management of $409 million with gross long exposure of approximately $397 million and gross short exposure of approximately $141 million. The Fund's portfolio included approximately 60 M&A transactions. A list of the Fund's 10 largest positions, the greatest of which represents 5.0% of assets, can be found below.

The Fund has seen several changes this past year. An institutional class of shares was opened. As mentioned above, the Fund closed to new investors, but remains open to current investors. The expansion of our portfolio management team will allow us to look overseas to take advantage of the robust M&A activity abroad. As we approach the completion of our fourth full year since inception, we take stock of the portfolio, its performance and the Fund's growth in assets. The success we have achieved to date can also be attributed to the improved M&A market and the enhanced team we have assembled. We are well positioned to manage the Fund's assets with the goal of delivering optimal returns to the shareholder.

We at Water Island Capital, LLC strive to add value and diversification to your investment portfolio. With your continued support, we are confident that we will continue to do so for many years to come.

Sincerely,


/s/ John S. Orrico


John S. Orrico, CFA
President
The Arbitrage Fund


                           TOP 10 POSITIONS                 PERCENT
                --------------------------------------     ---------
                  1    ILEX ONCOLOGY/ GENZYME                5.01%
                  2    NPTEST HOLDING/ CREDENCE              4.93%
                  3    WESTPORT RES/ KERR MCGEE              4.62%
                  4    MILLENNIUM CHEM/ LYONDELL             4.27%
                  5    XICOR/ INTERSIL                       3.72%
                  6    APOGENT TECH/ FISHER SCIENTIFIC       3.63%
                  7    BANK ONE/ JP MORGAN                   3.29%
                  8    TITAN/ LOCKHEED MARTIN                3.20%
                  9    AT&T WIRELESS/cingular wireless       3.12%
                  10   ADVANCED FIBRE/ TELLABS               2.70%

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE ARBITRAGE FUND(a) VERSUS THE S&P 500 INDEX


[GRAPHIC OMITTED]

            The Arbitrage Fund                     S&P 500 Index
            ------------------                     -------------

      09/17/00               10,000        09/17/00                 10,000
      11/30/00     -1.80%     9,820        11/30/00    -10.08%       8,992
      02/28/01     28.88%    12,656        02/28/01     -5.43%       8,504
      05/31/01     -7.61%    11,693        05/31/01      1.62%       8,641
      08/31/01     -7.38%    10,831        08/31/01     -9.44%       7,826
      11/30/01     -0.83%    10,740        11/30/01      0.86%       7,893
      02/28/02      5.52%    11,333        02/28/02     -2.51%       7,695
      05/31/02      2.29%    11,592        05/31/02     -3.25%       7,445
      08/31/02      3.13%    11,955        08/31/02    -13.80%       6,417
    11/30/2002     -0.26%    11,924      11/30/2002      2.68%       6,590
     2/28/2003      3.89%    12,180       2/28/2003     -9.72%       5,949
     5/31/2003      2.01%    12,799       5/31/2003     15.05%       6,845
     8/31/2003      4.36%    13,008       8/31/2003      5.07%       7,192
    11/30/2003      4.36%    13,753      11/30/2003      5.46%       7,584
     2/29/2004      4.36%    14,207       2/29/2004      8.67%       8,241
     5/31/2004      4.36%    13,651       5/31/2004     -1.72%       8,099


Past performance is not predictive of future performance.


                                       AVERAGE ANNUAL TOTAL RETURNS(b)
                                      (FOR PERIODS ENDED MAY 31, 2004)

                                      1 YEAR        SINCE INCEPTION(c)
                                     --------      -------------------
The Arbitrage Fund - Class R           6.66%              8.77%
The Arbitrage Fund - Class I             --               1.35%(d)
Standard & Poor's 500 Index           18.33%             (5.54%)


     (a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares based on the difference in fees paid by shareholders in the different classes.
     (b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
     (c) Initial public offering of Class R shares was September 17, 2000. Initial public offering of Class I shares was October 17, 2003.
     (d)  Not annualized.

                               THE ARBITRAGE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004
================================================================================
ASSETS
  Investments in securities:
     At acquisition cost                                         $  407,432,851
                                                                 ==============
     At value (Note 1)                                           $  412,913,292
  Deposits with brokers for securities
   sold short (Note 1)                                              100,301,534
  Dividends and interest receivable                                     346,161
  Receivable for investment securities sold                          32,310,471
  Receivable for capital shares sold                                    612,854
  Other assets                                                           69,388
                                                                 --------------
     Total Assets                                                   546,553,700
                                                                 --------------

LIABILITIES
  Written options, at value (Notes 1 and 4)
    (premiums received $2,457,627)                                    2,690,403
  Securities sold short, at value (Note 1)
    (proceeds $104,701,885)                                         104,367,639
  Payable for investment securities purchased                        21,980,555
  Payable for capital shares redeemed                                 7,786,522
  Dividends payable on securities sold short (Note 1)                   220,537
  Payable to Adviser (Note 3)                                           488,706
  Payable to Administrator (Note 3)                                      50,500
  Other accrued expenses and liabilities                                145,636
                                                                 --------------
     Total Liabilities                                              137,730,498
                                                                 --------------

NET ASSETS                                                        $ 408,823,202
                                                                 ==============


NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 404,792,430
Distributions in excess of net realized gains                        (1,551,112)
Net unrealized appreciation (depreciation) on:
  Investments                                                         5,480,441
  Short positions                                                       334,246
  Written option contracts                                             (232,776)
  Translation of assets in foreign currencies                               (27)
                                                                 --------------
Net Assets                                                        $ 408,823,202
                                                                 ==============


PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                           $ 239,493,590
                                                                 ==============

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          19,124,744
                                                                 ==============

Net asset value and offering price per share (a)                  $       12.52
                                                                 ==============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                           $ 169,329,612
                                                                 ==============

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          13,500,445
                                                                 ==============

Net asset value and offering price per share (a)                  $       12.54
                                                                 ==============


(a)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2004
================================================================================
INVESTMENT INCOME
  Dividends                                                       $   1,687,650
  Interest                                                              288,120
                                                                 --------------
     Total Income                                                     1,975,770
                                                                 --------------

EXPENSES
  Investment advisory fees (Note 3)                                   4,195,931
  Dividend expense                                                    1,250,859
  Distribution expense, Class R (Note 3)                                535,864
  Administration fees (Note 3)                                          303,493
  Custodian and bank service fees                                       107,528
  Fund accounting fees (Note 3)                                         100,404
  Registration and filing fees, Common                                   23,230
  Registration and filing fees, Class R                                  20,178
  Registration and filing fees, Class I                                  28,977
  Transfer agent and shareholder services fees,
   Class R (Note 3)                                                      25,822
  Transfer agent and shareholder services fees,
   Class I (Note 3)                                                      22,080
  Professional fees                                                      41,274
  Postage and supplies                                                   33,437
  Insurance expense                                                      29,000
  Trustees' fees                                                         26,500
  Printing of shareholder reports                                         8,884
  Other expenses                                                         10,595
                                                                 --------------
     Total Expenses                                                   6,764,056
  Fees waived by the Adviser (Note 3)                                  (102,297)
  Class R expenses reimbursed by the Adviser (Note 3)                  ( 68,873)
  Class I expenses reimbursed by the Adviser (Note 3)                  ( 51,079)
                                                                 --------------
     Net Expenses                                                     6,541,807
                                                                 --------------

NET INVESTMENT LOSS                                                 ( 4,566,037)


REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCIES (Note 6)

  Net realized gains (losses) from:
     Security transactions                                              925,201
     Option contracts                                                10,514,976
     Foreign currency transactions                                          (35)
  Net change in unrealized appreciation/depreciation on:
     Investments                                                     (8,800,978)
     Short positions                                                  9,418,295
     Written option contracts                                           503,950
     Foreign currency translation                                           (27)
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  AND FOREIGN CURRENCIES                                             12,561,382
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   7,995,345
                                                                 ==============


See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                       YEAR           YEAR
                                                       ENDED          ENDED
                                                       MAY 31,        MAY 31,
                                                        2004           2003
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                              $ (4,566,037)  $   (445,613)
  Net realized gains (losses) from:
     Security transactions                              925,201        760,047
     Option contracts                                10,514,976      1,887,142
     Foreign currency transactions                          (35)          --
  Net change in unrealized appreciation/
   depreciation on:
     Investments                                     (8,800,978)    14,349,594
     Short positions                                  9,418,295     (9,153,293)
     Written option contracts                           503,950       (761,696)
     Foreign currency translation                           (27)          --
                                                   ------------   ------------
Net increase in net assets resulting
 from operations                                      7,995,345      6,636,181
                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized gains, Class R     (7,829,264)     ( 520,638)
  Distributions from net realized gains, Class I     (2,300,609)            --
                                                   ------------   ------------
Decrease in net assets from distributions
 to shareholders                                   ( 10,129,873)     ( 520,638)
                                                   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
  Proceeds from shares sold                         252,248,398    135,245,212
  Shares issued in reinvestment of distributions      7,709,210        489,049
  Proceeds from redemption fees collected (Note 1)       77,063           --
  Payments for shares redeemed                     (153,665,252)   (23,284,533)
                                                   ------------   ------------
Net increase in net assets from Class R
 share transactions                                 106,369,419    112,449,728
                                                   ------------   ------------

CLASS I
  Proceeds from shares sold                         191,327,000           --
  Shares issued in reinvestment of distributions      2,176,251           --
  Proceeds from redemption fees collected (Note 1)       18,074           --
  Payments for shares redeemed                      (18,812,223)          --
                                                   ------------   ------------
Net increase in net assets from Class I
 share transactions                                 174,709,102           --
                                                   ------------   ------------

TOTAL INCREASE IN NET ASSETS                        278,943,993    118,565,271

NET ASSETS
  Beginning of year                                 129,879,209     11,313,938
                                                   ------------   ------------
  End of year                                      $408,823,202   $129,879,209
                                                   ============   ============


See accompanying notes to financial statements.


THE ARBITRAGE FUND - CLASS R
FINANCIAL HIGHLIGHTS
=======================================================================================================
                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                    YEAR          YEAR          YEAR         PERIOD
                                                    ENDED         ENDED         ENDED         ENDED
                                                    MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                     2004          2003          2002         2001(a)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $   12.20     $   11.19     $   11.66     $   10.00


Income (loss) from investment operations:
  Net investment income (loss)                       (0.19)        (0.04)        (0.04)         0.22
  Net realized and unrealized gains (losses)
     on investments and foreign currencies            1.01          1.20         (0.08)         1.46

Total from investment operations                      0.82          1.16         (0.12)         1.68


Less distributions:
  From net investment income                            --            --            --         (0.02)
  From net realized gains                            (0.50)        (0.15)        (0.35)           --

Total distributions                                  (0.50)        (0.15)        (0.35)        (0.02)


Proceeds from redemption fees collected               0.00(b)         --            --            --


Net asset value at end of period                 $   12.52     $   12.20     $   11.19     $   11.66



Total return                                          6.66%        10.41%        (0.86%)       16.93%(c)



Net assets at end of period (000's)              $ 239,494     $ 129,879     $  11,314     $   1,631



Ratio of expenses to average net assets:
  Before advisory fees waived, expenses reimbursed
     and dividends on securities sold short           2.46%         3.00%         6.19%        51.30%(e)
  Before dividends on securities sold short           2.01%         2.54%         5.94%           --
  After advisory fees waived, expenses reimbursed
     and dividends on securities sold short(d)        1.95%         1.95%         1.94%         1.95%(e)
Ratio of net investment loss to average net assets:
  Before advisory fees waived and
     expenses reimbursed                             (1.76%)       (1.56%)      ( 5.19%)      (50.05%)(e)
  After advisory fees waived and
     expenses reimbursed                             (1.69%)      ( 0.97%)      ( 1.18%)       (0.70%)(e)

Portfolio turnover rate                                251%          511%        2,480%        2,952%

(a) Represents the period from the commencement of operations (September 17, 2000) through May 31, 2001.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Excludes dividend expense of 0.45%, 0.46% and 0.25% of average net assets for the years ended May 31, 2004, 2003 and 2002, respectively.

(e)  Annualized.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                      ENDED
                                                                      MAY 31,
                                                                      2004(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period                              $   12.86
                                                                    ---------

Income (loss) from investment operations:
  Net investment loss                                                   (0.07)
  Net realized and unrealized gains on
   investments and foreign currencies                                    0.25
                                                                    ---------
Total from investment operations                                         0.18
                                                                    ---------

Less distributions:
  From net realized gains                                               (0.50)
                                                                    ---------

Proceeds from redemption fees collected                                  0.00(b)
                                                                    ---------

Net asset value at end of period                                    $   12.54
                                                                    =========


Total return                                                            1.35%(c)
                                                                    =========


Net assets at end of period (000's)                                 $ 169,330
                                                                    =========


Ratio of expenses to average net assets:
  Before advisory fees waived, expenses reimbursed
     and dividends on securities sold short                             2.27%(e)
  Before dividends on securities sold short                             1.82%(e)
  After advisory fees waived, expenses reimbursed
     and dividends on securities sold short(d)                          1.70%(e)

Ratio of net investment loss to average net assets:
  Before advisory fees waived and expenses reimbursed                ( 1.56%)(e)
  After advisory fees waived and expenses reimbursed                 ( 1.44%)(e)

Portfolio turnover rate                                                     251%

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d)  Excludes   dividend  expense  of  0.45%(e)  of  average  net  assets.   (e)
     Annualized.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 97.11%                               VALUE
--------------------------------------------------------------------------------
               AEROSPACE AND DEFENSE -- 3.20%
    693,100    Titan Corp. (The)(a)(b) .....................     $13,092,659
                                                                 -----------

               AGRICULTURE -- 0.65%
    220,200    Sylvan, Inc. (a) ............................       2,653,410
                                                                 -----------

               APPAREL -- 2.24%
    273,920    Maxwell Shoe Co., Inc. (a) ..................       6,116,634
    148,939    Vans, Inc. (a) ..............................       3,039,845
                                                                 -----------
                                                                   9,156,479
                                                                 -----------
               AUTO PARTS AND EQUIPMENT -- 0.33%
    917,100    AirBoss of America Corp. (a) ................       1,367,652
                                                                 -----------

               BANKS -- 10.23%
    277,246    Bank One Corp. (b) ..........................      13,432,569
    132,658    BSB Bancorp, Inc. (b) .......................       4,609,865
    146,300    Charter One Financial, Inc. .................       6,431,348
    199,648    First Commonwealth Financial Corp. ..........       2,657,308
     64,200    Franklin Bancorp, Inc. ......................       1,277,580
    298,000    Gold Banc Corp., Inc. (b) ...................       4,881,240
     20,733    National Commerce Financial Corp. ...........         674,652
     97,152    Provident Financial Group, Inc. (b) .........       3,889,966
    104,800    Regions Financial Corp. .....................       3,984,496
                                                                 -----------
                                                                  41,839,024
                                                               -------------

               BIOTECHNOLOGY -- 1.27%
    361,552    Interpore International, Inc. (a) (b) .......       5,217,195
                                                                 -----------

               CHEMICALS -- 6.12%
    599,600    IMC Global, Inc. (b) ........................       7,465,020
  1,028,900    Millennium Chemicals, Inc. ..................      17,470,722
     34,200    Phosphate Resource Partners L.P.(a) .........          83,106
                                                                 -----------
                                                                  25,018,848
                                                               -------------

               COMMERCIAL SERVICES -- 1.26%
    404,200    Exult, Inc. (a) .............................       2,497,956
    646,637    Hall, Kinion & Associates, Inc.(a) ..........       2,677,077
                                                                 -----------
                                                                   5,175,033
                                                               -------------

               DIVERSIFIED FINANCIALS -- 0.36%
  2,384,456    Loring Ward International Ltd. (a)(c) .......       1,485,261
                                                                 -----------

               ELECTRIC -- 1.90%
    314,800    Unisource Energy Corp. (b) ..................       7,769,264
                                                                 -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 97.11% (Continued)                   Value
--------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & Equipment-- 0.09%
    127,213    Capstone Turbine Corp. (a) ..................     $   354,924
                                                                 -----------

               ELECTRONICS -- 1.49%
    113,801    Invision Technologies, Inc. (a) .............       5,672,980
     26,000    Isco, Inc. ..................................         414,154
                                                                 -----------
                                                                   6,087,134
                                                               -------------

               ENTERTAINMENT -- 0.06%
     20,000    Metro-Goldwyn-Mayer, Inc. (a) ...............         237,800
                                                                 -----------

               HEALTHCARE SERVICES AND PRODUCTS -- 8.41%
    173,300    ALARIS Medical Systems, Inc. (a) ............       3,852,459
    460,000    Apogent Technologies, Inc. (a) (b) ..........      14,821,200
    167,900    MedSource Technologies, Inc. (a) ............       1,168,584
    171,250    Oxford Health Plans, Inc. ...................       9,721,863
    329,106    U.S. Oncology, Inc. (a) .....................       4,824,694
                                                                 -----------
                                                                  34,388,800
                                                               -------------
               HOME FURNISHING-- 0.04%
     20,000    TiVo, Inc. (a) ..............................         152,200
                                                                 -----------

               HOUSEHOLD PRODUCTS -- 1.26%
    307,183    First Years, Inc. (The) (b) .................       5,145,315
                                                                 -----------

               INSURANCE -- 0.34%
  1,889,669    Gainsco, Inc. ...............................       1,379,458
                                                                 -----------

               INTERNET SERVICES -- 3.70%
    467,901    FreeMarkets, Inc. (a) (b) ...................       3,191,085
    125,000    Marimba, Inc. (a) ...........................       1,022,500
    486,250    OneSource Information Services, Inc. (a) ....       4,288,725
    854,752    Switchboard, Inc. (a) .......................       6,607,233
                                                                 -----------
                                                                  15,109,543
                                                               -------------
               LEISURE -- 0.32%
     50,000    Huffy Corp. (a) .............................          58,000
     79,000    Hockey Co. Holdings, Inc. (a) ...............       1,233,977
                                                                 -----------
                                                                   1,291,977

               MANUFACTURING -- 1.66%
     40,000    B.W. Technologies Ltd. (a) ..................       1,049,392
    348,800    Maax, Inc. ..................................       5,748,580
                                                                 -----------
                                                                   6,797,972
                                                               -------------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 97.11% (Continued)                   VALUE
--------------------------------------------------------------------------------
               MEDIA -- 2.03%
    300,000    Liberty Media Corp. - Class A (a) ...........     $ 3,294,000
    676,744    UnitedGlobalCom, Inc. (a) (b) ...............       4,987,603
                                                                 -----------
                                                                   8,281,603
                                                               -------------
               MINING -- 0.04%
     25,000    Ivanhoe Mines Ltd. (a) ......................         165,067
                                                                 -----------

               OFFICE & BUSINESS EQUIPMENT -- 2.45%
  1,983,008    Danka Business Systems PLC - ADR (a) ........       7,971,692
     46,200    New England Business Service, Inc. ..........       2,026,794
                                                                 -----------
                                                                   9,998,486
                                                               -------------

               OIL AND GAS -- 5.71%
    118,700    Evergreen Resources, Inc. (a) ...............       4,492,795
    545,300    Westport Resources Corp. (a) ................      18,867,380
                                                                 -----------
                                                                  23,360,175
                                                               -------------

               PACKAGING AND CONTAINERS -- 0.21%
    130,100    Graphic Packaging Corp. (a) .................         840,446
                                                                 -----------

               PHARMACEUTICALS -- 7.89%
    247,383    Cima Labs, Inc. (a) .........................       7,995,419
    884,245    ILEX Oncology, Inc. (a) (b) .................      20,470,272
    153,600    Tularik, Inc. (a) ...........................       3,800,064
                                                                 -----------
                                                                  32,265,755
                                                               -------------

               REAL ESTATE INVESTMENT TRUSTS -- 0.57%
     75,000    Boardwalk Real Estate Investment Trust ......         876,081
     60,800    Keystone Property Trust .....................       1,454,336
                                                                 -----------
                                                                   2,330,417
                                                               -------------

               RETAIL -- 2.77%
     48,100    Duane Reade, Inc. (a) .......................         793,650
    714,133    Hollywood Entertainment Corp. (a) ...........       9,483,686
     45,455    Loehmann's Holdings, Inc. (a) ...............       1,035,010
                                                                 -----------
                                                                  11,312,346
                                                               -------------

               SAVINGS AND LOANS -- 4.23%
     77,261    GreenPoint Financial Corp. (b) ..............       3,098,166
     87,612    Hawthorne Financial Corp. (a) ...............       3,086,571
    246,569    Seacoast Financial Services Corp. (b) .......       8,447,454
     96,633    Waypoint Financial Corp. (b) ................       2,647,744
                                                                 -----------
                                                                  17,279,935
                                                               -------------

               SECURITY SERVICES -- 1.26%
    141,300    Kroll, Inc. (a) .............................       5,163,102
                                                                 -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 97.11% (Continued)                   VALUE
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 11.49%
  1,837,623    Conexant Systems, Inc. (a) ..................     $ 8,673,581
    422,745    Mindspeed Technologies, Inc. (a) (b) ........       2,185,592
    105,778    Monolithic Systems Technology, Inc. (a) .....         738,330
  1,199,947    NPTest Holding Corp. (a) ....................      20,171,109
  1,010,015    Xicor, Inc. (a) .............................      15,200,726
                                                                 -----------
                                                                  46,969,338

               SOFTWARE -- 2.43%
    171,414    Group 1 Software, Inc. (a) ..................       3,918,524
    399,453    Optika, Inc. (a) ............................       1,450,014
    513,539    Private Business, Inc. (a) ..................       1,181,140
    122,359    Ross Systems, Inc. (a) (b) ..................       2,225,833
    117,242    Skillsoft PLC - ADR (a) .....................       1,172,420
                                                                 -----------
                                                                   9,947,931

               TELECOMMUNICATIONS -- 11.10%
    587,880    Advanced Fibre Communications, Inc.(a) ......      11,052,144
    900,900    AT&T Wireless Services, Inc. (a)(b) .........      12,756,744
    120,000    Microcell Telecommunications, Inc. - Class B (a)    2,831,599
    117,447    PanAmSat Corp.(a) ...........................       2,728,294
     31,221    SafeNet, Inc.(a) ............................         727,449
  1,796,679    Sorrento Networks Corp. (a) .................       5,264,269
  1,013,767    Time Warner Telecom, Inc.(a) ................       4,318,647
    366,100    Wireless Matrix Corp.(a) ....................         375,597
  1,618,225    Zhone Technologies, Inc.(a) .................       5,307,778
                                                                 -----------
                                                                  45,362,521
                                                               -------------

               TOTAL COMMON STOCKS (Cost $390,943,191)......  $  396,997,070
                                                               -------------

================================================================================
     SHARES    ESCROWED RIGHTS -- 0.18%                              VALUE
--------------------------------------------------------------------------------
     35,300    Hoenig Group, Inc. - contingent payment rights    $      --
    244,657    Information Resources, Inc. - contingent
                value rights ..............................          733,971
    247,200    PetroCorp, Inc. - escrow shares ............             --
                                                               -------------

               TOTAL ESCROWED RIGHTS (Cost $419,002) ......      $   733,971
                                                               -------------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2004
================================================================================
    CONTRACTS  CALL OPTION CONTRACTS -- 0.30%                        VALUE
--------------------------------------------------------------------------------
               AT&T Wireless Services, Inc.,
      1,250      01/22/05 at $12.5 ...........................   $   265,625
               Exult, Inc.,
        690      06/19/04 at $7.5 ............................        13,800
               New York Community Bancorp, Inc.,
        750      06/19/04 at $22.5 ...........................       123,750
               Monolithic System Technology, Inc.,
      2,500      10/16/04 at $7.5 ............................       237,500
               Nasdaq-100 Index - Tracking Stock,
      3,000      07/17/04 at $36 .............................       435,000
               Oxford Health Plans, Inc.,
        250      06/19/04 at $55 .............................        52,500
               Walt Disney Co. (The),
        500      07/17/04 at $22.5 ...........................        77,500
        500      07/17/04 at $25 .............................        20,000
                                                               -------------

               TOTAL CALL OPTION CONTRACTS (Cost $1,322,190)..   $ 1,225,675
                                                               -------------


================================================================================
     CONTRACTS PUT OPTION CONTRACTS -- 0.10%                         VALUE
--------------------------------------------------------------------------------
               AT&T Wireless Services, Inc.,
      2,500      01/22/05 at $12.5 ...........................   $    81,250
               Cima Labs, Inc.,
      2,300      06/19/04 at $30 .............................        57,500
               Credence System Corp.,
      1,500      06/19/04 at $10 .............................         3,750
               Genzyme Corp.,
      1,405      06/19/04 at $42.5 ...........................       126,450
        450      07/17/04 at $42.5 ...........................        79,875
               Intersil Corp. - Class A,
        600      06/19/04 at $20 .............................        22,500
               Oxford Health Plans, Inc.,
        250      06/19/04 at $55 .............................         7,500
               Nasdaq-100 Index - Tracking Stock,
      1,500      07/17/04 at $32 .............................        26,250
               Sovereign Bancorp, Inc.,
      2,000      06/19/04 at $20 .............................        15,000
               UnitedHealth Group, Inc.,
        680      06/19/04 at $60 .............................        11,900
                                                               -------------

                 Total Put Option Contracts (Cost $1,223,867)    $   431,975
                                                               -------------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2004
================================================================================
     SHARES    MONEY MARKET SECURITIES -- 3.31%                      VALUE
--------------------------------------------------------------------------------
   13,524,601  Dreyfus Treasury Prime Cash Management Fund
                 (Cost $13,524,601) ..........................  $ 13,524,601
                                                                ------------

               TOTAL INVESTMENTS AT VALUE-- 101.00%
                (Cost $407,432,851)...........................  $412,913,292

               LIABILITIES IN EXCESS OF OTHER ASSETS--(1.00%).   ( 4,090,090)
                                                                ------------

               NET ASSETS-- 100.00%...........................  $408,823,202
                                                                ============



(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c) Security is fair valued following the procedures established by the Board of Trustees. Represents 0.36% of net assets.

ADR - Amercian Depository Receipt

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 25.53%                               VALUE
--------------------------------------------------------------------------------
               BANKS -- 3.05%
     49,100    First Commonwealth Financial Corp. ..........     $   653,521
    110,451    National City Corp. .........................       3,919,906
     25,000    New York Community Bancorp, Inc. ............         585,500
     78,700    North Fork Bancorp, Inc. ....................       3,029,950
      7,500    SunTrust Banks, Inc. ........................         488,100
    125,500    Union Planters Corp. ........................       3,778,805
                                                                ------------
                                                                  12,455,782
                                                                ------------
               BIOTECHNOLOGY -- 0.79%
      7,000    Amgen, Inc. .................................         382,900
     65,500    Genzyme Corp. ...............................       2,854,490
                                                                ------------
                                                                   3,237,390
                                                                ------------
               CHEMICALS -- 3.94%
    974,300    Lyondell Chemical Co. .......................      16,095,436
                                                                ------------

               CONSULTING SERVICES -- 0.03%
     15,807    chinadotcom Corp. - Class A .................         114,443
                                                                ------------

               COMMERCIAL SERVICES -- 0.40%
    178,725    Kforce, Inc. ................................       1,637,121
                                                                ------------

               DIVERSIFIED FINANCIALS -- 3.27%
    363,600    J.P. Morgan Chase & Co. .....................      13,395,024
                                                                ------------

               ELECTRONICS -- 2.19%
    156,000    Fisher Scientific International, Inc. .......       8,955,960
                                                                ------------

               HEALTHCARE SERVICES AND PRODUCTS-- 0.52%
     32,500    UnitedHealth Group, Inc. ....................       2,120,625
                                                                ------------

               INTERNET SERVICES -- 0.66%
  1,053,716    Ariba, Inc. .................................       2,297,101
     49,900    Stellent, Inc. ..............................         397,703
                                                                ------------
                                                                   2,694,804

               OIL AND GAS -- 2.93%
    224,900    Kerr-McGee Corp. ............................      11,076,325
     29,200    Pioneer Natural Resources Co. ...............         903,740
                                                                ------------
                                                                  11,980,065
                                                                ------------
               SAVINGS AND LOANS -- 2.58%
    169,380    Commercial Capital Bancorp, Inc. ............       3,113,204
     36,439    First Place Financial Corp. .................         599,057
    314,400    Sovereign Bancorp, Inc. .....................       6,838,200
                                                                ------------
                                                                  10,550,461
                                                                ------------

                               THE ARBITRAGE FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (Continued)
                                  MAY 31, 2004
================================================================================
     SHARES    COMMON STOCKS -- 25.53% (Continued)                   VALUE
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 4.31%
    810,137    Credence Systems Corp. ......................   $  11,350,019
    295,000    Intersil Corp. - Class A ....................       6,268,750
                                                                ------------
                                                                  17,618,769
                                                                ------------

               TELECOMMUNICATIONS -- 0.86%
    442,287    Tellabs, Inc. ...............................       3,511,759
                                                                ------------

               TOTAL SECURITIES SOLD SHORT
                (Proceeds $104,701,885).....................   $ 104,367,639
                                                               =============


See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        SCHEDULE OF OPEN OPTIONS WRITTEN
                                  MAY 31, 2004
================================================================================
    OPTION                                                          VALUE OF
   CONTRACTS   WRITTEN CALL OPTIONS                                  OPTIONS
--------------------------------------------------------------------------------
               AT&T Wireless Services, Inc.,
      1,250      01/22/05 at $15 .............................   $     3,125
               Conexant Systems, Inc.,
        275      06/19/04 at $5 ..............................         3,437
        900      07/17/04 at $5 ..............................        29,250
               Credence Systems Corp.,
      1,500      06/19/04 at $12.5 ...........................       243,750
               Fisher Scientific International, Inc.,
        955      06/19/04 at $55 .............................       286,500
        150      06/19/04 at $60 .............................         7,125
               Genzyme Corp.,
        150      06/19/04 at $45 .............................        13,500
        150      07/17/04 at $45 .............................        27,000
        300      07/17/04 at $47.5 ...........................        28,500
        300      07/17/04 at $50 .............................        13,500
               IMC Global, Inc.,
      2,303      06/19/04 at $12.5 ...........................        63,333
        200      07/17/04 at $12.5 ...........................        12,000
               Intersil Corp. - Class A,
        600      06/19/04 at $20 .............................        93,000
               Kerr-McGee Corp.,
        700      06/19/04 at $45 .............................       301,000
        775      06/19/04 at $50 .............................        40,688
               Lyondell Chemical Co.,
        375      06/19/04 at $15 .............................        58,125
        400      06/19/04 at $17.5 ...........................         6,000
               Metro-Goldwyn-Mayer, Inc.,
        500      06/19/04 at $12 .............................        18,750
               Mindspeed Technologies, Inc.,
        350      06/19/04 at $5 ..............................        15,750
               Monolithic Systems Technology, Inc.,
      1,750      06/19/04 at $7.5 ............................        30,625
      1,750      07/17/04 at $7.5 ............................        91,875
               Nasdaq-100 Index - Tracking Stock,
      3,000      07/17/04 at $38 .............................       142,500
               Pioneer Natural Resources Co.,
        550      06/19/04 at $30 .............................        70,125
        150      06/19/04 at $35 .............................         1,500
               SafeNet, Inc.,
        250      06/19/04 at $22.5 ...........................        40,625
               Sovereign Bancorp, Inc.,
        577      06/19/04 at $20 .............................       106,745
               Stellent, Inc.,
        500      06/19/04 at $7.5 ............................        33,750

                               THE ARBITRAGE FUND
                  SCHEDULE OF OPEN OPTIONS WRITTEN (Continued)
                                  MAY 31, 2004
================================================================================
     OPTION                                                          VALUE OF
    CONTRACTS  WRITTEN CALL OPTIONS (Continued)                      OPTIONS
--------------------------------------------------------------------------------
               Tellabs, Inc.,
      2,740      06/19/04 at $7.5 ............................   $   164,400
               TiVo, Inc.,
        200      06/19/04 at $7.5 ............................        10,500
               UnitedGlobalCom, Inc. - Class A,
        500      06/19/04 at $7.5 ............................        16,250
               UnitedHealth Group, Inc.,
        575      06/19/04 at $60 .............................       310,500
        830      06/19/04 at $65 .............................       116,200
        190      07/17/04 at $60 .............................       112,100
               Walt Disney Co. (The),
      1,000      07/17/04 at $27.5 ...........................        10,000
                                                                 -----------

               TOTAL WRITTEN CALL OPTIONS ....................   $ 2,522,028
                                                                 ===========

================================================================================
    OPTION                                                           VALUE OF
   CONTRACTS   WRITTEN PUT OPTIONS                                   OPTIONS
--------------------------------------------------------------------------------
               AT&T Wireless Services, Inc.,
      5,000      01/22/05 at $10 .............................   $    87,500
               Cima Labs, Inc.,
        300      06/19/04 at $25 .............................         5,250
               New York Community Bancorp, Inc.,
        750      06/19/04 at $22.5 ...........................        50,625
               Oxford Health Plans, Inc.,
        250      06/19/04 at $50 .............................         1,250
               Walt Disney Co. (The),
        500      07/17/04 at $22.5 ...........................        23,750
                                                                 -----------

               TOTAL WRITTEN PUT OPTIONS......................   $   168,375
                                                                 -----------

               TOTAL OPEN OPTIONS WRITTEN (Premiums
                Received $2,457,627)..........................   $ 2,690,403
                                                                 ===========



See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2004
================================================================================
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Funds (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a non-diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Funds two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in
the  expenses  to  which  they  are  subject  and  the  investment   eligibility
requirements. Class R shares are subject to an annual distribution fee of up to ..25% of the Fund's average daily net assets allocable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2004
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that, effective October 1, 2003, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the year ended May 31, 2004, proceeds from redemption fees total $77,063 in Class R and $18,074 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the years ended May 31, 2004 and 2003 was ordinary income.

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2004
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

OPTION TRANSACTIONS - The Fund writes (sells) covered call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2004
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following information is computed on a tax basis for each item as of May 31, 2004:

--------------------------------------------------------------------------------
Cost of portfolio investments (including securities
 sold short and written options)                                 $  313,748,475
                                                                 ==============
Gross unrealized appreciation                                    $   12,280,702
Gross unrealized depreciation                                      ( 20,173,927)
                                                                 --------------
Net unrealized appreciation                                         ( 7,893,225)
Net unrealized depreciation on translation of assets
 and liabilities in foreign currencies                                     ( 27)
Undistributed long-term capital gains                                 1,146,280
Undistributed short-term capital gains                               10,777,744
                                                                 --------------
Total distributable earnings                                     $    4,030,772
                                                                 ==============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to the tax deferral of losses on wash sales.

2. INVESTMENT TRANSACTIONS

During the year ended May 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $959,647,922 and $686,880,161, respectively.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets allocable to Class R shares and 1.70% of the Fund's average daily net assets allocable to Class I shares. Accordingly, for the year ended May 31, 2004, the Adviser waived $102,297 of its advisory fee and reimbursed the Fund for $68,873 and $51,079 of Class R and Class I expenses, respectively.

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2004
================================================================================
3. TRANSACTIONS WITH AFFILIATES (Continued)

Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of each class, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. As of May 31, 2004, the Adviser may in the future recoup from the Fund fees waived and expenses reimbursed totaling $639,832, of which $222,249 expires May 31, 2007, $266,412 expires May 31, 2006 and $151,171 expires May 31, 2005.

Certain officers of the Trust are also officers of the Adviser.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of the Fund's average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .10% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Certain officers of the Trust are also officers of Ultimus.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per account, subject to a minimum fee of $1,500 per month for each class of shares. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2004
================================================================================
3. TRANSACTIONS WITH AFFILIATES (Continued)

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $3,500, plus an asset based fee equal to .01% of the Fund's average daily net assets up to $500 million and .005% of such assets in excess of $500 million. Additionally, on a monthly basis, Ultimus receives $5 per trade for accounting for portfolio trades in excess of two hundred. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of Ultimus.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the Distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed .25% annually of the average daily net assets allocable to Class R shares. During the year ended May 31, 2004, the Fund paid Class R distribution expenses of $535,864 pursuant to the Plan.

4.  OPTIONS CONTRACTS

A summary of option contracts written during the year ended May 31, 2004 is as follows:

                                                        OPTION         OPTION
                                                       CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of year...............   11,404    $   915,294
Options written........................................  343,694     31,133,846
Options closed......................................... ( 59,578)   ( 4,805,808)
Options exercised......................................( 111,410)  ( 12,780,115)
Options expired........................................( 150,615)  ( 12,005,590)
                                                       ----------   -----------
Options outstanding at end of year.....................   33,495    $ 2,457,627
                                                       ==========   ===========
--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2004
================================================================================
5.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital transactions for the years shown:

--------------------------------------------------------------------------------
                                                        YEAR          YEAR
                                                       ENDED          ENDED
                                                       MAY 31,        MAY 31,
                                                        2004           2003
--------------------------------------------------------------------------------
CLASS R
Shares sold .....................................    19,944,187     11,593,800
Shares issued in reinvestment of distributions ..       607,024         42,674
Shares redeemed .................................   (12,071,428)    (2,002,360)
                                                    -----------     ----------
Net increase in shares outstanding ..............     8,479,783      9,634,114
Shares outstanding at beginning of year .........    10,644,961      1,010,847
                                                    -----------     ----------
Shares outstanding at end of year ...............    19,124,744     10,644,961
                                                    ===========     ==========


CLASS I
Shares sold .....................................    14,818,551           --
Shares issued in reinvestment of distributions ..       171,224
Shares redeemed .................................    (1,489,330)          --
                                                   ------------   ------------
Net increase in shares outstanding ..............    13,500,445           --
Shares outstanding at beginning of year .........          --             --
                                                   ------------   ------------
Shares outstanding at end of year ...............    13,500,445           --
                                                   ============   ============

--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2004
================================================================================
6.  FOREIGN CURRENCY TRANSLATION
Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investment from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7.  CONTINGENCIES AND COMMITMENTS
The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
The Arbitrage Funds
New York, New York

     We have audited the accompanying statement of assets and liabilities of The Arbitrage Fund (a series of The Arbitrage Funds), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period September 17, 2000 (commencement of operations) through May 31, 2001 have been audited by other auditors, whose report dated July 10, 2001 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request we carried out other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Arbitrage Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
July 16, 2004

BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                              POSITION HELD              LENGTH OF
TRUSTEE                    ADDRESS                  AGE       WITH THE TRUST             TIME SERVED
--------------------------------------------------------------------------------------------------------
*John S. Orrico, CFA       650 Fifth Avenue          44       President, Secretary,      Since May 2000
                           New York, NY  10019                Treasurer and Trustee

Joel C. Ackerman           295 Central Park West     59       Trustee                    Since May 2000
                           New York, NY 10024

John C. Alvardo            75 Spring Street          44       Trustee                    Since December 2003
                           New York, NY 10012

Jay N. Goldberg            660 Madison Avenue        63       Trustee                    Since May 2000
                           New York, NY  10021

Matthew Hemberger          650 Fifth Avenue          44       Vice President             Since March 2004
                           New York, NY 10019

* Mr.  Orrico is an  "interested  person"  of the Trust  within  the  meaning of
Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

John S. Orrico is General Partner of the Adviser. Prior to January 2000, he was Portfolio Manager to private trusts and entities at Lindemann Capital Partners, L.P. (a financial management firm).

Joel C. Ackerman is currently a private investor. During 2003, he was a Partner in Crossroads Investments LP and a Partner with LRL Capital (hedge fund). Prior to September 2002, he was a Partner of Ardsley Partners (hedge fund).

John C. Alvardo is a Managing Member of Power Capital Partners, LLC which is a financial advisory and consulting firm. From 1995 to 2000, he was senior Vice President, Co-Founder and Partner of Stratum Group LP, which is private a equity investment firm.

Jay N. Goldberg is General Partner of Hudson Ventures (a venture capital company).

Matthew Hemberger is Chief Compliance Officer of the Adviser. Prior to March 2001, he was an Analyst, Assistant Portfolio Manager, and CFO at Lindemann Capital Partners, L.P.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-295-4485.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                        A SERIES OF THE ARBITRAGE FUNDS


                    ADVISER   WATER ISLAND CAPITAL, LLC
                              650 Fifth Avenue, 6th Floor
                              New York, NY  10019

                DISTRIBUTOR   ULTIMUS FUND DISTRIBUTORS, LLC
                              135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

             TRANSFER AGENT   ULTIMUS FUND SOLUTIONS, LLC
                              135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

                  CUSTODIAN   MELLON BANK, N.A.
                              One Mellon Bank Center
                              Pittsburgh, PA 15258





A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's website at http:/www.sec.gov.

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 10(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended. The registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is John C. Alvarado. Mr. Alvarado is "independent" for purposes of this Item.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,500 with respect to the registrant's fiscal year ended May 31, 2004. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $11,000 with respect to the registrant's fiscal year ended May 31, 2003.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. No fees were billed in either of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1)The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


     (e)(2)None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6.  SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.


(a)(1) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of
1940), the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(a)(2) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH      Code of Ethics


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Arbitrage Funds
              ------------------------------------------------------------------




By (Signature and Title)*   /s/ John S. Orrico
                          ------------------------------------------
                           John S. Orrico, President and Treasurer


Date    August 4, 2004
     -----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ John S. Orrico
                          ------------------------------------------
                           John S. Orrico, President and Treasurer


Date    August 4, 2004
     -----------------------------------


* Print the name and title of each signing officer under his or her signature.